Share-based Compensation	3 Months Ended
Mar. 31, 2015
Share-based Compensation [Abstract]
Share-based Compensation

Note 3. Share-based Compensation

The Company recognizes compensation expense for stock options in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 718, Stock Based Compensation. The expense of the option is generally measured at fair value at the grant date with compensation expense recognized over the service period, which is usually the vesting period. For grants subject to a service condition, the Company utilizes the Black-Scholes option-pricing model to estimate the fair value of each option on the date of grant. The Black-Scholes model takes into consideration the exercise price and expected life of the options, the current price of the underlying stock and its expected volatility, the expected dividends on the stock and the current risk-free interest rate for the expected life of the option. The Company’s estimate of the fair value of a stock option is based on expectations derived from historical experience and may not necessarily equate to its market value when fully vested. In accordance with ASC 718, the Company estimates the number of options for which the requisite service is expected to be rendered. At March 31, 2015, the Company had four stock-based compensation plans, which are more fully described in its Annual Report on Form 10-K for the year ended December 31, 2014 and the portions of the Company’s Proxy Statement for the year ended 2014, incorporated therein by reference.

The Company did not grant stock options in the first quarter of 2015 or 2014.  There were no common stock options exercised in the three month period ended March 31, 2015 and 59,999 common stock options exercised in the three month period ended March 31, 2014.  The total intrinsic value of the options exercised during the three months ended March 31, 2015 and 2014 was $0 and $594,000, respectively.

A summary of the status of the Company’s equity compensation plans is presented below.

			Weighted-
			average
		Weighted	remaining
		average	contractual	Aggregate
		exercise	term	intrinsic
	Shares	price	(years)	value
	(in thousands, except per share data)
Outstanding at January 1, 2015	2,602,000	$ 9.72	5.39	$ 5,010,208
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	(232,500)	14.24	-	-
Forfeited	-	-	-	-
Outstanding at March 31, 2015	2,369,500	$ 9.27	5.66	$ 1,684,163
Exercisable at March 31, 2015	2,019,875	$ 9.35	5.38	$ 1,450,426

The Company granted 86,992 restricted stock units with a vesting period of two years at a fair value of $9.11 in the first three months of 2015.  There were no restricted stock units granted in the first three months of 2014.  The total fair value of restricted stock units vested for the three months ended March 31, 2015 and 2014 was $430,000 and $886,000, respectively.

A summary of the status of the Company’s restricted stock units is presented below.

			Average
		Weighted-	remaining
		average	contractual
		grant date	term
	Shares	fair value	(years)
Outstanding at January 1, 2015	148,381	$ 10.46	2.07
Granted	86,992	9.11	2.00
Vested	(49,375)	10.45	-
Forfeited	-	-	-
Outstanding at March 31, 2015	185,998		1.88

As of March 31, 2015, there was a total of $2.9 million of unrecognized compensation cost related to non-vested awards under share-based plans.  This cost is expected to be recognized over a weighted average period of 1.37 years.  Related compensation expense for the three months ended March 31, 2015 and 2014 was $464,000 and $772,000 million, respectively.